UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund:   BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2013

Date of reporting period: 09/30/2012

Item 1 – Report to Stockholders

2

September 30, 2012

Semi-Annual Report (Unaudited)

BlackRock FundsSM

▶   BlackRock Money Market Portfolio

▶  BlackRock U.S. Treasury Money Market Portfolio

▶  BlackRock Municipal Money Market Portfolio

▶  BlackRock New Jersey Municipal Money Market Portfolio

▶  BlackRock North Carolina Municipal Money Market Portfolio

▶   BlackRock Ohio Municipal Money Market Portfolio

▶  BlackRock Pennsylvania Municipal Money Market Portfolio

▶  BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Dear Shareholder

Late in the summer of 2011, financial markets were upended by sovereign debt turmoil in the United States and Europe as well as growing concerns about the future of the global economy. Investor confidence had crumbled. However, the fourth quarter of 2011 brought improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis, gradually drawing investors back to the markets. Improving sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility abated and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability in Greece threatened the country’s membership in the eurozone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 nations comprising the euro currency bloc as a means to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to investor sentiment. Risk assets sold off in the second quarter as investors again retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and the United States. Although global economic data continued to be mixed, the spate of downside surprises seen in the second quarter had receded and, outside of Europe, the risk of recession largely subsided. Additionally, in response to growing debt pressures, the European Central Bank allayed investors’ fears by stating its conviction to hold the eurozone together. Early in September, the European Central Bank announced a plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the US Federal Reserve announced its long-awaited - and surprisingly aggressive – stimulus program, committing to purchase $40 billion of agency mortgage-backed securities per month until the US economy exhibits enough strength to sustain real growth and improving labor market conditions. These central bank actions boosted risk assets globally as investors increased their risk appetites in their search for higher returns.

All asset classes performed well for the 12-month period ended September 30, 2012, with particularly strong returns from US stocks and high yield bonds. For the six-month period ended September 30, 2012, fixed income investments outperformed equities. US Treasury bonds posted exceptional gains by historical standards and outperformed investment-grade corporate bonds and tax-exempt municipals. High yield bonds also generated solid returns. US stocks finished the six-month period with modest gains, while international and emerging market stocks lagged other asset classes amid ongoing uncertainty. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

The financial world is more uncertain than ever, but there are new avenues of opportunity – new ways to invest and new markets in which to invest. We believe it’s our responsibility to help investors adapt to today’s new world of investing and build the portfolios these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“The financial world is more uncertain than ever, but there are new avenues of opportunity.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	3.43%	30.20%
US small cap equities (Russell 2000® Index)	1.60	31.91
International equities (MSCI Europe, Australasia, Far East Index)	(0.70)	13.75
Emerging market equities (MSCI Emerging Markets Index)	(1.84)	16.93
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.07
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	6.78	5.66
US investment grade bonds (Barclays US Aggregate Bond Index)	3.68	5.16
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.50	8.84
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.40	19.35

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 6-month period ended September 30, 2012

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended September 30, 2012. During the period, policymakers stated that they anticipate exceptionally low short-term rates will be warranted at least through mid-2015.

On the heels of a second successful long-term refinancing operation (“LTRO”) from the European Central Bank (“ECB”) in February, credit markets rallied during the start of the period before trending sideways. Money markets began to take pause in late May as Moody’s Investors Services rating agency neared completion of its large-scale review of banks placed on watch for potential downgrade, including 114 banks in 16 European countries as well as 17 other major banks and securities firms around the world that engage in global capital markets operations. As Moody’s provided a host of guidance on the pending actions over the course of its review, there was little in the way of surprise when the agency announced the results in June.

In late June, the FOMC announced the extension of the program known as “Operation Twist” through the end of 2012, with plans to sell an additional $267 billion of short-dated US Treasury securities while purchasing an equal amount of longer-dated Treasury notes. As primary market dealers are obligated to participate in the FOMC’s policy programs, Operation Twist has resulted in many dealers being forced to retain short-dated Treasury securities sold by the US Federal Reserve on their balance sheets, driving up funding costs for these positions. Dealers have relied upon overnight repurchase agreements (“repos”) in order to finance the Treasury securities, to the benefit of short-term investors who have seen repo rates nearly double this year. So it follows that Operation Twist has led to a direct increase in short-term US Treasury yields. Three-month US Treasury bill yields, for instance, averaged 0.088% over the six months ended September 2012, in contrast to an average yield of 0.035% in the previous six-month period.

As the eurozone gradually moves toward fiscal integration, economies across the region face severe headwinds. Unemployment rates have been hovering near historical highs and sovereign bond prices in peripheral countries have been volatile and altogether weak. In July, the ECB cut the main refinancing rate to 0.75%. The central bank also cut its deposit rate from 0.25% to zero to encourage euro area banks to originate new loans rather than leave idle balances on reserve at the central bank. In early September, the ECB announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries subject to stringent conditions set forth under the program.

In the United States, sluggish economic growth and stubbornly high unemployment prompted the FOMC to launch another round of stimulus in mid-September. The FOMC committed to purchasing approximately $40 billion of agency mortgage-backed securities (“MBS”) per month until the US labor market exhibits substantial improvement. The FOMC will continue to reinvest principal from their existing holdings of agency MBS, bringing total monthly purchases to nearly $85 billion. Since the onset of the crisis in September 2008, the US Federal Reserve has nearly tripled its balance sheet to $2.8 trillion.

Taken together, central bank actions have eased liquidity strains in the funding markets. In fact, many issuers are fully funded through the end of 2012. During the six-month period, credit spreads compressed and US dollar London Interbank Offered Rates (“LIBOR”) moved lower across the curve. The sharpest drop came in the three-month LIBOR, which fell 11 basis points over the period to 0.359% as of September 30, 2012.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15th tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields as increasing demand for variable rate demand notes (“VRDNs”) meets a decreasing-supply environment at this time of year. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.26% on April 18th and ended the period at 0.18% as of September 30, 2012.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2012. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2012. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.22% as of September 30, 2012, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets, although down 5.7% for the six-month period ended September 30, 2012, stabilized in the third quarter, at $268 billion.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Fund Information as of September 30, 2012

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	37%
Certificates of Deposit	32
U.S. Treasury Obligations	10
Municipal Bonds	8
U.S. Government Sponsored Agency Obligations	6
Repurchase Agreements	4
Corporate Notes	2
Closed-End Investment Companies	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	50%
U.S. Treasury Obligations	50

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	78%
Municipal Bonds	15
Municipal Put Bonds	1
Commercial Paper	6

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	5

Fund Information (continued) as of September 30, 2012

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	84%
Municipal Bonds	16

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	88%
Municipal Bonds	10
Other Assets Less Liabilities	2

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	72%
Municipal Bonds	28

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Fund Information (concluded) as of September 30, 2012

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	94%
Municipal Bonds	3
Municipal Put Bonds	4
Liabilities in Excess of Other Assets	(1)

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Municipal Bonds	4
Municipal Put Bonds	7
Other Assets Less Liabilities	8

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	7

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on April 1, 2012 and held through September 30, 2012) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical expense is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value April 1,2012	Ending Account Value September 30, 2012	Expenses Paid During the Period[2]	Beginning Account Value April 1,2012	Ending Account Value September 30, 2012	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.51	$1.57	0.31%
Service	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.51	$1.57	0.31%
Investor A	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.51	$1.57	0.31%
Investor B	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.51	$1.57	0.31%
Investor C	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.51	$1.57	0.31%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Service	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Investor A	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%
Service	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%
Investor A	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.35	$1,000.00	$1,023.71	$1.37	0.27%
Service	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.76	$1.32	0.26%
Investor A	$1,000.00	$1,000.00	$1.35	$1,000.00	$1,023.71	$1.37	0.27%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.00	$1,000.00	$1,024.07	$1.01	0.20%
Service	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.76	$1.32	0.26%
Investor A	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,024.02	$1.07	0.21%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

8	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value April 1,2012	Ending Account Value September 30, 2012	Expenses Paid During the Period[2]	Beginning Account Value April 1,2012	Ending Account Value September 30, 2012	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%
Service	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.92	$1.17	0.23%
Investor A	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%
Service	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.92	$1.17	0.23%
Investor A	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.92	$1.17	0.23%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS	SEPTEMBER 30, 2012	9

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 1.1%
National Australia Bank Ltd., London, 0.48%, 4/10/13 (a)	$16,000	$16,000,000
Yankee – 31.2% (b)
Bank of Montreal, Chicago, 0.44%, 7/17/13 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston:
0.32%, 2/11/13 (a)	15,000	15,000,000
0.27%, 2/15/13 (a)	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.19%, 10/01/12	20,000	20,000,000
0.36%, 10/05/12	2,550	2,550,000
0.43%, 11/14/12	10,000	10,000,000
0.41%, 11/30/12	9,000	9,000,748
BNP Paribas S.A., New York:
0.38%, 12/04/12	7,000	7,000,000
0.42%, 1/02/13	7,000	7,000,000
Canadian Imperial Bank of Commerce, New York:
0.32%, 3/01/13 (a)	15,500	15,500,000
0.36%, 9/25/13 (a)	13,000	13,000,000
Credit Industriel Et Commercial, New York, 0.44%, 12/04/12	13,500	13,500,000
Credit Suisse Group A.G., New York, 0.32%, 2/04/13	13,000	13,000,000
Mizuho Corporate Bank Ltd., New York:
0.23%, 11/13/12	10,000	10,000,000
0.34%, 11/21/12	8,120	8,120,000
National Australia Bank Ltd., New York, 0.40%, 4/18/13	15,000	15,000,000
National Bank of Canada, New York, 0.32%, 1/11/13 (a)	10,000	10,000,000
Natixis S.A., New York, 0.58%, 1/03/13	12,000	12,000,000
Nordea Bank Finland Plc, New York, 0.36%, 10/11/12	18,000	18,000,000
Norinchukin Bank, New York, 0.17%, 10/02/12	38,000	38,000,000
Rabobank Nederland N.V., New York:
0.53%, 10/25/12	23,000	23,000,000
0.56%, 1/18/13 (a)	15,000	15,000,000
0.50%, 6/18/13 (a)	15,000	15,000,000
Royal Bank of Canada, New York, 0.46%, 5/16/13 (a)	12,000	12,000,000
Skandinaviska Enskilda Banken AB, New York, 0.40%, 10/05/12	15,000	14,999,992
Societe Generale, New York:
0.46%, 12/03/12	7,000	7,000,000
0.58%, 1/03/13	22,500	22,500,000
Sumitomo Mitsui Banking Corp., New York:
0.43%, 1/15/13	12,000	12,000,000
0.32%, 2/01/13	10,000	10,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded) (b)
Sumitomo Trust & Banking Co. Ltd., New York, 0.37%, 10/10/12	$25,000	$25,000,000
Toronto Dominion Bank, New York, 0.32%, 3/18/13	12,000	12,000,000
Westpac Banking Corp., New York, 0.54%, 7/10/13 (a)	14,000	14,000,000
Total Certificates of Deposit – 32.3%		460,170,740

Commercial Paper

Alpine Securitization Corp., 0.19%, 10/16/12 (c)	20,000	19,998,417
Aspen Funding Corp., 0.40%, 11/26/12 (c)	12,000	11,992,533
Atlantis One Funding Corp., 0.34%, 12/07/12 (c)	15,000	14,990,508
Australia and New Zealand Banking Group Ltd., 0.32%, 1/30/13 (c)	6,500	6,493,009
Cancara Asset Securitisation LLC, 0.42%, 10/09/12 (c)	20,000	19,998,133
Chariot Funding LLC:
0.21%, 11/21/12 (c)	25,567	25,559,394
0.25%, 1/07/13 (c)	13,000	12,991,153
Commonwealth Bank of Australia:
0.19%, 11/21/12 (c)	15,000	14,995,963
0.37%, 1/14/13 (a)	6,000	6,000,000
Credit Suisse Group A.G., New York, 0.24%, 11/26/12 (c)	15,000	14,994,400
Erste Abwicklungsanstalt:
0.48%, 10/23/12 (c)	10,000	9,997,067
0.45%, 11/07/12 (c)	15,000	14,993,063
0.52%, 11/19/12 (c)	13,065	13,055,753
Fairway Finance Corp.:
0.20%, 11/29/12 (c)	16,254	16,248,672
0.33%, 12/03/12 (c)	7,000	6,995,957
Gemini Securitization Corp. LLC, 0.36%, 12/03/12 (c)	4,000	3,997,480
HSBC Bank Plc, 0.66%, 4/25/13 (c)	8,000	7,969,970
ING US Funding LLC:
0.36%, 11/05/12 (c)	25,000	24,991,250
0.38%, 11/16/12 (c)	10,000	9,995,144
0.34%, 11/26/12 (c)	15,000	14,992,067
Manhattan Asset Funding Co. LLC:
0.22%, 10/09/12 (c)	12,000	11,999,413
0.21%, 10/11/12 (c)	10,000	9,999,417
Mizuho Funding LLC:
0.34%, 11/19/12 (c)	15,852	15,844,664
0.34%, 11/21/12 (c)	20,000	19,990,508

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal	IDRB	Industrial Development	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial
	Corp.		Revenue Bonds	RB	Revenue Bonds		Paper
AMT	Alternative Minimum Tax	LOC	Letter of Credit	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation
	(subject to)	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase		Notes
BAN	Bond Anticipation Notes	PCRB	Pollution Control Revenue		Agreement	VRDN	Variable Rate Demand
COP	Certificates of Participation		Bonds	SPEARS	Short Puttable Exempt		Notes
GO	General Obligation Bonds	PUTTERS	Puttable Tax-Exempt		Adjustable Receipts	VRDP	Variable Rate Demand
IDA	Industrial Development Authority		Receipts				Preferred

See Notes to Financial Statements.

10	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Nieuw Amsterdam Receivables Corp.:
0.28%, 10/09/12 (c)	$10,000	$9,999,378
0.31%, 11/02/12 (c)	10,000	9,997,244
Nordea North America, Inc.:
0.22%, 11/14/12 (c)	5,000	4,998,656
0.25%, 11/30/12 (c)	5,000	4,997,917
Northern Pines Funding LLC, 0.38%, 11/26/12 (c)	10,000	9,994,089
NRW.Bank:
0.16%, 10/02/12 (c)	20,000	19,999,911
0.25%, 11/19/12 (c)	20,000	19,993,194
0.24%, 11/26/12 (c)	20,000	19,992,533
Regency Markets No. 1 LLC:
0.20%, 10/05/12 (c)	15,000	14,999,667
0.21%, 10/22/12 (c)	12,000	11,998,530
State Street Corp., 0.22%, 1/08/13 (c)	20,000	19,987,900
Svenska Handelsbanken, Inc., 0.30%, 10/26/12 (c)	10,000	9,997,917
Victory Receivables Corp., 0.27%, 11/27/12 (c)	10,000	9,995,725
Westpac Banking Corp.:
0.50%, 4/02/13 (c)	12,500	12,468,229
0.48%, 8/09/13 (c)	13,616	13,559,357
Total Commercial Paper – 36.7%		522,064,182

Corporate Notes

JPMorgan Chase Bank N.A., 0.53%, 5/17/13 (a)	17,135	17,135,000
Park Village Assisted Living LLC, 0.27%, 10/05/12 (d)	5,755	5,755,000
Total Corporate Notes – 1.6%		22,890,000

Municipal Bonds

Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 10/01/12 (d)	10,400	10,400,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.19%, 10/05/12 (d)	6,500	6,500,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 10/05/12 (d)	8,675	8,675,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.17%, 10/05/12 (d)	17,000	17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.17%, 10/05/12 (d)	7,040	7,040,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.19%, 10/05/12 (d)	10,000	10,000,000
New York City IDA RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.18%, 10/05/12 (d)	9,320	9,320,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.18%, 10/05/12 (d)	26,350	26,350,000

Municipal Bonds	Par (000)	Value
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.26%, 10/05/12 (d)(e)(f)	$6,000	$6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.23%, 10/05/12 (d)	4,900	4,900,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.18%, 10/05/12 (d)	14,800	14,800,000
Total Municipal Bonds – 8.5%		120,985,000

Closed-End Investment Companies

California – 0.4%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 10/05/12 (d)(e)	5,000	5,000,000
New York – 0.5%
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 10/05/12 (d)(e)	7,600	7,600,000
Total Closed-End Investment Companies – 0.9%		12,600,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.25%, 12/20/12 (a)	9,000	8,999,601
Freddie Mac Variable Rate Notes: (a)
0.17%, 11/02/12	15,000	14,999,203
0.31%, 1/24/13	8,000	7,998,984
0.37%, 9/03/13	15,000	14,997,206
0.17%, 9/13/13	36,700	36,678,851
Total U.S. Government Sponsored Agency Obligations – 5.9%		83,673,845

U.S. Treasury Obligations

U.S. Treasury Bills: (c)
0.13%, 11/29/12	10,000	9,997,869
0.09%, 12/27/12	3,332	3,331,316
0.13%, 3/07/13	15,000	14,991,496
0.14%, 3/21/13	10,000	9,993,350
U.S. Treasury Notes:
4.25%, 9/30/12	17,000	17,000,000
0.38%, 10/31/12	12,000	12,002,129
0.50%, 11/30/12	15,000	15,008,760
3.38%, 11/30/12	15,000	15,079,995
1.38%, 2/15/13	12,000	12,051,869
2.50%, 3/31/13	10,000	10,115,579
1.38%, 5/15/13	19,000	19,137,503
3.38%, 6/30/13	5,000	5,119,400
Total U.S. Treasury Obligations – 10.1%		143,829,266

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	11

Schedule of Investments (concluded)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.70%, 10/01/12 (d) (Purchased on 8/03/12 to be repurchased at $15,000,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 8.00% due from 11/17/14 to 10/25/46,aggregate par and fair value of $59,203,758and $17,371,886, respectively)	$15,000	$15,000,000
Deutsche Bank Securities Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $41,717,695, collateralized by various U.S. government sponsored agency obligations, 0.56% to 0.78% due from 12/19/14 to 2/16/16, aggregate par and fair value of $42,419,000 and $42,552,217, respectively)	41,717	41,717,000
Total Repurchase Agreements – 4.0%		56,717,000

Total Investments (Cost – $1,422,930,033*) – 100.0%		1,422,930,033
Other Assets Less Liabilities – 0.0%		187,162

Net Assets – 100.0%		$1,423,117,195

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$ 1,422,930,033	–	$ 1,422,930,033

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $11,812 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.14%, 10/04/12	$3,000	$2,999,965
0.15%, 10/04/12	2,000	1,999,976
0.13%, 10/18/12	3,000	2,999,816
0.13%, 10/25/12	4,000	3,999,667
0.14%, 10/25/12	12,000	11,998,920
0.15%, 11/01/12	5,000	4,999,376
0.15%, 11/15/12	5,000	4,999,094
0.15%, 11/23/12	7,000	6,998,506
0.15%, 11/29/12	5,000	4,998,812
0.13%, 12/06/12	5,000	4,998,808
0.15%, 12/20/12	5,000	4,998,333
0.16%, 1/03/13	5,000	4,997,976
0.15%, 1/10/13	5,000	4,997,966
0.15%, 1/17/13	5,000	4,997,825
0.14%, 1/24/13	10,000	9,995,464
0.13%, 2/07/13	10,000	9,995,342
0.15%, 2/14/13	8,000	7,995,618
0.15%, 2/21/13	8,000	7,995,392
0.14%, 2/28/13	5,000	4,997,083
0.14%, 3/07/13	10,000	9,993,894
0.17%, 3/07/13	3,300	3,297,553
0.14%, 3/14/13	10,000	9,993,622
0.14%, 3/21/13	5,000	4,996,794
0.14%, 3/28/13	3,000	2,997,923
0.20%, 8/22/13	2,000	1,996,479
U.S. Treasury Notes,
1.38%, 10/15/12	5,000	5,002,370
1.38%, 11/15/12	2,000	2,002,926
0.63%, 2/28/13	3,000	3,005,304
1.38%, 3/15/13	3,000	3,015,829

Total U.S. Treasury Obligations – 50.0%		158,266,633

Repurchase Agreements
Barclays Capital, Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $19,000,317, collateralized by U.S. Treasury Note, 1.25% due at 9/30/15, par and fair value of $18,758,500 and $19,380,001, respectively)	19,000	19,000,000
Credit Suisse Securities (USA) LLC, 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $15,000,250, collateralized by U.S. Treasury Note, 1.50% due at 7/31/16, par and fair value of $14,680,000 and $15,302,504, respectively)	15,000	15,000,000
Deutsche Bank Securities Inc., 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $25,476,382, collateralized by U.S. Treasury Bond, 3.13% due at 2/15/42, par and fair value of $24,307,200 and $25,985,525, respectively)	25,476	25,476,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $15,000,250, collateralized by U.S. Treasury Strip, 0.00% due at 8/15/17, par and fair value of $15,800,000 and $15,301,352, respectively)	$15,000	$15,000,000
JPMorgan Securities LLC, 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $18,000,270, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/22, par and fair value of $21,440,000 and $18,360,144, respectively)	18,000	18,000,000
Morgan Stanley & Co. LLC, 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $18,000,315, collateralized by U.S. Treasury Inflation Bond, 3.38% due at 4/15/32, par and fair value of $8,439,300 and $18,360,053, respectively)	18,000	18,000,000
RBS Securities Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $18,000,300, collateralized by U.S. Treasury Note, 1.38% to 3.38% due from 11/30/12 to 2/15/13, aggregate par and fair value of $18,111,300 and $18,361,094, respectively)	18,000	18,000,000
UBS Securities LLC, 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $30,000,500, collateralized by U.S. Treasury Note, 0.63% due at 5/31/17, par and fair value of $30,470,900 and $30,600,011, respectively)	30,000	30,000,000
Total Repurchase Agreements – 50.1%		158,476,000
Total Investments (Cost – $316,742,633*) – 100.1%		316,742,633
Liabilities in Excess of Other Assets – (0.1)%		(373,832)

Net Assets – 100.0%		$316,368,801

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	13

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$ 316,742,633	–	$ 316,742,633

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $92 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

14	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 3.0%
Columbia IDRB (Alabama Power Co. Project) Series 1995B VRDN, 0.19%, 10/01/12 (a)	$3,400	$3,400,000

Alaska – 0.3%
Alaska Student Loan Corp. RB Series 2012B-1 Mandatory Put Bonds (State Street Bank & Trust Co. LOC), 0.37%, 6/01/13 (a)	300	300,000

Arizona – 3.3%
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.19%, 10/05/12 (a)	1,500	1,500,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.19%, 10/05/12 (a)	2,205	2,205,000

		3,705,000

Arkansas – 0.1%
Rogers RB Series 2011 MB, 2.00%, 11/01/12	100	100,140

California – 12.7%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.26%, 10/01/12 (a)	1,000	1,000,000
California RB PUTTERS Series 2012A-1-4265 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.21%, 10/01/12 (a)(b)(c)	3,000	3,000,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	2,400	2,434,291
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	600	608,884
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.17%, 10/05/12 (a)	600	600,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank NA LOC), 0.17%, 10/05/12 (a)	1,000	1,000,000
Corona-Norca Unified School District GO Series 2012 TRAN, 2.00%, 12/31/12	1,000	1,004,341
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.28%, 10/05/12 (a)(b)(c)	500	500,000
Fremont COP Series 2008 VRDN (U.S. Bank N.A. LOC), 0.17%, 10/05/12 (a)	1,800	1,800,000
Irvine Unified School District RB (Community Facility Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.20%, 10/01/12 (a)	400	400,000
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.23%, 5/01/13 (a)	500	500,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	500	500,000
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	1,000	1,000,000

		14,347,516

Connecticut – 0.7%
Brooklyn GO Series 2012 BAN, 1.00%, 8/13/13	800	804,757

Florida – 1.0%
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement), 0.23%, 10/05/12 (a)(b)(c)	1,200	1,200,000

Municipal Bonds	Par (000)	Value
Georgia – 1.4%
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.28%, 10/05/12 (a)	$1,560	$1,560,000

Illinois – 3.3%
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.23%, 10/01/12 (a)	3,500	3,500,000
Illinois State Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.23%, 10/05/12 (a)(b)(c)	200	200,000

		3,700,000

Indiana – 6.0%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.21%, 10/05/12 (a)	2,655	2,655,000
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 10/05/12 (a)	4,200	4,200,000

		6,855,000

Iowa – 2.3%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.35%, 10/05/12 (a)	2,600	2,600,000

Kansas – 2.9%
Leawood GO Series 2012-1, 1.50%, 9/01/13	2,050	2,073,020
Topeka GO Series 2011A, 1.25%, 10/01/12	1,230	1,230,000

		3,303,020

Louisiana – 1.7%
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN (Nucor Corporation Guaranty), 0.19%, 10/05/12 (a)	1,900	1,900,000

Maryland – 4.4%
Maryland Community Development Administration RB (Residential Project) Series 2007 VRDN (TD Bank N.A. SBPA), 0.17%, 10/05/12 (a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 10/05/12 (a)	900	900,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 10/05/12 (a)	1,125	1,125,000

		5,025,000

Massachusetts – 0.7%
Fitchburg GO Series 2012B BAN, 1.50%, 6/28/13	750	754,962

Michigan – 3.1%
Detroit Water Supply System RB PUTTERS Series 2012-4240 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Deutsche Bank AG SBPA), 0.43%, 10/05/12 (a)(b)(c)	300	300,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	15

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Eastern Michigan University RB Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 10/01/12 (a)	$1,800	$1,800,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.22%, 10/01/12 (a)	450	450,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.65%, 10/05/12 (a)	500	500,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.28%, 10/05/12 (a)	500	500,000

		3,550,000

Minnesota – 0.1%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)	100	100,000

Mississippi – 0.2%
University of Mississippi Educational Building Corp. RB (Student Housing Construction Project) Series 2011I MB, 2.00%, 10/01/12	235	235,000

Missouri – 1.5%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.25%, 10/05/12 (a)	1,745	1,745,000

Nevada – 1.9%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1, 2.00%, 7/01/13	1,200	1,214,174
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	900	911,077

		2,125,251

New Jersey – 1.6%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011, 2.00%, 10/10/12	200	200,075
Clark Township GO Series 2012 BAN, 1.25%, 3/22/13	500	501,899
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	100	100,521
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	1,000	1,002,471

		1,804,966

New York – 2.0%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.21%, 10/05/12 (a)	250	250,000
New York City Municipal Water TECP, 0.24%, 11/08/12	2,000	2,000,000

		2,250,000

North Carolina – 0.5%
Catawba County RB Series 2011 MB, 2.00%, 10/01/12	100	100,000
University of North Carolina System RB (North Carolina Agricultural and Technical State University Project) Series 2011C MB, 2.00%, 10/01/12	425	425,000

		525,000

Municipal Bonds	Par (000)	Value
Ohio – 3.5%
Cleveland Department of Public Utilities Division of Water RB Series 2012, 1.50%, 1/25/13	$500	$500,969
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	750	750,000
Ohio RB (Revitalization Project) Series 2012A BAN, 0.35%, 5/30/13	250	250,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 10/05/12 (a)	2,430	2,430,000

		3,930,969

Pennsylvania – 12.4%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.17%, 10/05/12 (a)	4,800	4,800,000
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.39%, 10/05/12 (a)	5,560	5,560,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)	1,700	1,700,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Royal Bank of Canada LOC), 0.16%, 10/05/12 (a)	1,000	1,000,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank Plc LOC), 0.18%, 10/05/12 (a)	1,000	1,000,000

		14,060,000

Rhode Island – 0.9%
Rhode Island Health & Educational Building Corp. RB (St. Georges School Project) Series 2003 VRDN (Wells Fargo Bank N.A. SBPA), 0.26%, 10/05/12 (a)	1,000	1,000,000

Tennessee – 1.6%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.27%, 4/26/13 (a)	1,200	1,200,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.28%, 10/05/12 (a)	625	625,000

		1,825,000

Texas – 0.5%
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.20%, 10/05/12 (a)	600	600,000

Utah – 2.7%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.25%, 10/05/12 (a)(b)(c)	3,050	3,050,000

Virginia – 1.6%
Fairfax County IDA RB (Inova Health System Project) Series 2012 VRDN, 0.26%, 4/26/13 (a)	1,000	1,000,000

See Notes to Financial Statements.

16	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Hampton Roads Sanitation District RB Series 2011 MB, 2.00%, 11/01/12	$800	$801,130

		1,801,130

Washington – 8.9%
Washington Health Care Facilities Authority RB (Multicare Health System Project) Series 2007D VRDN (AGM Corp. Insurance, Barclays Bank Plc LOC), 0.20%, 10/01/12 (a)	9,815	9,815,000
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank AG SBPA), 0.23%, 10/05/12 (a)(b)(c)	300	300,000

		10,115,000

Wisconsin – 4.3%
Wisconsin Economic Authority GO Series 2012 TECP: 0.26%, 11/05/12	4,000	4,000,000
0.25%, 11/07/12	900	900,000

		4,900,000

Wyoming – 3.1%
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.32%, 10/05/12 (a)(b)(c)	3,500	3,500,000

Total Municipal Bonds – 94.2%		106,672,711

Closed-End Investment Companies

Multi-State – 5.7%
Nuveen Municipal Advantage Fund, Inc.
Series 2010 VRDP (JPMorgan Chase Bank
N.A. Liquidity Facility), 0.27%, 10/05/12 (a)(b)	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund,
Inc. Series 2010-3509 VRDP (Deutsche Bank
A.G. Liquidity Facility), 0.32%, 10/05/12 (a)(b)	1,000	1,000,000

Total Closed-End Investment Companies – 5.7%		6,500,000

Total Investments (Cost – $113,172,711*) – 99.9%		113,172,711
Other Assets Less Liabilities – 0.1%		92,807

Net Assets – 100.0%		$113,265,518

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:
Short-Term Securities[1]	–	$113,172,711	–	$113,172,711

[1]	See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $17,144 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	17

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 85.3%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011, 2.00%, 10/10/12	$100	$100,037
Clark Township GO Series 2012 BAN, 1.25%, 3/22/13	500	501,900
Clinton Township GO Series 2012 BAN, 1.00%, 2/01/13	600	600,932
Colts Neck Township GO Series 2012 BAN, 1.25%, 2/26/13	600	601,834
Cresskill Borough GO Series 2012 BAN, 1.00%, 3/08/13	500	500,773
Delaware River Port Authority RB Series 2010B VRDN (Bank of America N.A. LOC), 0.17%, 10/05/12 (a)	2,700	2,700,000
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 10/05/12 (a)	2,100	2,100,000
Kenilworth Borough GO Series 2011 BAN, 1.00%, 12/14/12	100	100,072
Lower Township Municipal Utilities Authority RB Series 2012B, 1.50%, 9/20/13	1,000	1,009,647
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	400	402,085
Neptune Township GO Series 2012 BAN, 1.00%, 9/13/13	800	802,715
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.06%, 10/01/12 (a)	1,860	1,860,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.34%, 10/05/12 (a)	950	950,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.34%, 10/05/12 (a)	100	100,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/05/12 (a)	8,200	8,200,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 10/05/12 (a)	1,420	1,420,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.34%, 10/05/12 (a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 10/05/12 (a)	815	815,000
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.16%, 10/05/12 (a)	3,900	3,900,000
New Jersey Environmental Infrastructure Trust RB Floater Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.21%, 10/05/12 (a)(b)(c)	515	515,000
New Jersey Health Care Facilities Financing Authority RB (Meridian IV Project) Series 2007 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.17%, 10/05/12 (a)	700	700,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.17%, 10/05/12 (a)	$1,000	$1,000,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.16%, 10/05/12 (a)	400	400,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.22%, 10/05/12 (a)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB Series 2005O AMT VRDN (Barclays Bank Plc SBPA), 0.18%, 10/05/12 (a)	2,900	2,900,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. SBPA), 0.22%, 10/05/12 (a)(b)(c)	5,745	5,745,000
North Wildwood GO Series 2011 BAN, 1.25%, 12/07/12	1,000	1,000,652
Ringwood Borough GO Series 2011 BAN, 1.00%, 11/02/12	750	750,234
Saddle River Borough GO Series 2012 BAN:
1.00%, 3/28/13	400	400,989
1.00%, 8/02/13	500	501,910
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.06%, 10/01/12 (a)	1,755	1,755,000
Voorhees Township GO Series 2012 BAN, 1.00%, 8/08/13	500	501,777
Watchung Borough GO Series 2012 BAN, 1.25%, 2/28/13	600	601,785

		45,137,342
Puerto Rico – 3.3%
Commonwealth of Puerto Rico GO Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.18%, 10/05/12 (a)	1,750	1,750,000
Total Municipal Bonds – 88.6%		46,887,342

Closed-End Investment Companies
New Jersey – 11.3%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 10/05/12 (a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 10/05/12 (a)(b)	2,000	2,000,000
Total Closed-End Investment Companies – 11.3%		6,000,000
Total Investments (Cost – $52,887,342*) – 99.9%		52,887,342
Other Assets Less Liabilities – 0.1%		31,512

Net Assets – 100.0%		$52,918,854

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$ 52,887,342	–	$ 52,887,342

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $19,784 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	19

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina – 95.8%
Asheville RB Series 2012 MB, 3.00%, 4/01/13	$1,450	$1,468,807
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 10/05/12 (a)	2,000	2,000,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 10/05/12 (a)	200	200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. Liquidity Facility), 0.21%, 10/05/12 (a)(b)(c)	2,545	2,545,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (US Bank N.A. LOC), 0.15%, 10/01/12 (a)	400	400,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2011-72C VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 10/05/12 (a)(b)	5,000	5,000,000
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust Co. SBPA), 0.19%, 10/05/12 (a)	3,500	3,500,000
Mecklenburg County GO Series 2009D VRDN, 0.28%, 4/26/13 (a)	3,790	3,790,000
New Hanover County RB Series 2012 MB, 1.00%, 12/03/12	300	300,364
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 10/05/12 (a)	590	590,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 10/05/12 (a)	800	800,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.22%, 10/05/12 (a)	2,100	2,100,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.15%, 10/05/12 (a)	700	700,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.16%, 10/05/12 (a)	500	500,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.16%, 10/05/12 (a)	1,575	1,575,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)(c)	1,900	1,900,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.18%, 10/01/12 (a)	2,100	2,100,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.18%, 10/05/12 (a)	400	400,000
Raleigh Comb Enterprise System RB Series 2006 ROC-RR-II R-645 VRDN (Citibank N.A. SBPA), 0.18%, 10/05/12 (a)(b)(c)	3,600	3,600,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 10/05/12 (a)	$5,300	$5,300,000
Raleigh RB Series 2009 VRDN, 0.28%, 4/26/13 (a)	805	805,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.18%, 10/05/12 (a)(b)(c)	1,900	1,900,000
South Central Water & Sewer District GO Series 2012 BAN, 1.00%, 10/24/12	2,000	2,000,690
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.18%, 10/05/12 (a)	405	405,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.19%, 10/01/12 (a)	2,000	2,000,000
University of North Carolina RB Series 2005A MB, 5.00%, 12/03/12	100	100,791
University of North Carolina RB Series 2012A MB, 2.00%, 4/01/13	1,095	1,104,015
Wake County RB Series 2009D MB, 4.00%, 2/01/13	150	151,825

		47,236,492
Puerto Rico – 2.0%
Commonwealth of Puerto Rico GO Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.18%, 10/05/12 (a)	1,000	1,000,000
Total Investments (Cost – $48,236,492*) – 97.8%		48,236,492
Other Assets Less Liabilities – 2.2%		1,091,585

Net Assets – 100.0%		$49,328,077

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

20	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$ 48,236,492	–	$ 48,236,492

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $85,458 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	21

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio – 98.8%
Beachwood GO Series 2012 BAN, 1.00%, 8/07/13	$700	$704,268
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	600	600,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.18%, 10/05/12 (a)	6,450	6,450,000
Cleveland Department of Public Utilities Division of Water RB Series 2012, 1.50%, 1/25/13	1,000	1,001,938
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.15%, 10/05/12 (a)	800	800,000
Cleveland-Cuyahoga County Port Authority RB (Euclid Avenue Housing Corp. Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.15%, 10/05/12 (a)	1,900	1,900,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.16%, 10/05/12 (a)(b)(c)	5,700	5,700,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank SBPA), 0.19%, 10/05/12 (a)(b)(c)	400	400,000
Franklin County Hospital Facilities RB Municipal Trust Receipts Floaters (Nationwide Children Hospital Project) Series 2012A-0-46 (Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)(c)	5,200	5,200,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank Plc SBPA), 0.18%, 10/05/12 (a)(b)(c)	2,120	2,120,000
Independence GO Series 2012 BAN, 1.13%, 4/19/13	600	602,374
Lake County GO Series 2012 BAN, 1.00%, 7/23/13	1,425	1,432,233
Lakewood GO Series 2012 BAN, 1.13%, 10/18/12	1,150	1,150,386
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 10/05/12 (a)	1,000	1,000,000
Miami County GO Series 2012 BAN, 1.13%, 12/03/12	600	600,672
Miamisburg GO Series 2012 BAN, 1.00%, 3/12/13	1,900	1,904,191
North Ridgeville GO (Capital Improvement and Equipment Project) Series 2012 BAN, 0.85%, 4/04/13	700	700,704
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank, N.A. LOC), 0.23%, 10/05/12 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.18%, 10/05/12 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2005A VRDN (Ohio Housing Authority Guaranty), 0.18%, 10/05/12 (a)	4,300	4,300,000
Ohio GO (Common Schools Project) Series 2006C VRDN (Ohio Housing Authority Guaranty), 0.15%, 10/05/12 (a)	2,725	2,725,000
Ohio GO (Common Schools Project) Series 2011B MB, 3.00%, 9/16/13	500	513,312

Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 10/01/12 (a)	1,100	1,100,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.20%, 10/01/12 (a)	$4,005	$4,005,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/05/12 (a)	1,900	1,900,000
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	400	400,000
Ohio RB (Revitalization Project) Series 2012A BAN, 0.35%, 5/30/13	350	350,000
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	100	100,386
Strongsville GO (Reference Library Project) Series 2011 BAN, 1.25%, 10/25/12	600	600,352
Strongsville GO Series 2011 BAN, 1.25%, 10/25/12	1,200	1,200,705
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 10/05/12 (a)	5,200	5,200,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%,10/05/12 (a)	3,600	3,600,000

		60,861,521

Puerto Rico – 1.0%
Commonwealth of Puerto Rico GO Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.18%, 10/05/12 (a)	600	600,000

Total Investments (Cost – $61,461,521*) – 99.8%		61,461,521
Other Assets Less Liabilities – 0.2%		112,990

Net Assets – 100.0%		$61,574,511

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

22	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$ 61,461,521	–	$ 61,461,521

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $98,105 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	23

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania – 98.5%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.17%, 10/05/12 (a)	$12,550	$12,550,000
Allegheny County Hospital Development Authority RB Series 2011A MB, 2.00%, 10/15/12	1,100	1,100,684
Beaver County IDA (PA Electric Co. Project) Series 2005B VRDN (UBS A.G. LOC), 0.19%, 10/01/12 (a)	4,800	4,800,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.39%, 10/05/12 (a)	870	870,000
Berks County RB RBC Municipal Products, Inc. Trust Series 2011C-15 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)	4,000	4,000,000
Berks County RB Wells Fargo Stage Trust Floaters Series 2012-53C-1-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 10/05/12 (a)(b)(c)	1,510	1,510,000
Blair County IDA RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 10/05/12 (a)	4,150	4,150,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) Series 2011 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)	6,900	6,900,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 10/05/12 (a)	7,880	7,880,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN (General Electric Capital Corp. Guaranty), 0.18%, 10/05/12 (a)	16,500	16,500,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2000-97G VRDN (General Electric Capital Corp. Guaranty), 0.18%, 10/05/12 (a)	8,235	8,235,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2005G VRDN (General Electric Capital Corp. Guaranty), 0.18%, 10/05/12 (a)	4,440	4,440,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN (General Electric Capital Corp. Guaranty), 0.18%, 10/05/12 (a)	700	700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2011G VRDN (General Electric Capital Corp. Guaranty), 0.18%, 10/05/12 (a)	4,910	4,910,000
Delaware County IDRB (Resource Recovery Project) Series 2012 VRDN (General Electric Capital Corp. Guaranty), 0.18%, 10/05/12 (a)	4,100	4,100,000

Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.21%, 10/05/12 (a)	8,600	8,600,000
Delaware River Port Authority RB Series 2010B VRDN (Bank of America N.A. LOC), 0.17%, 10/05/12 (a)	3,200	3,200,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)	3,600	3,600,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank NA LOC), 0.20%, 10/05/12 (a)	$1,000	$1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.20%, 10/05/12 (a)	1,100	1,100,000
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.24%, 10/05/12 (a)	9,300	9,300,000
Erie Water Authority RB Series 2009C Mandatory Put Bonds (Federal Home Loan Bank LOC), 2.50%, 6/01/13 (a)	3,500	3,547,069
Erie Water Authority RB Series 2010-2006D Mandatory Put Bonds (Federal Home Loan Bank LOC), 2.50%, 6/01/13 (a)	3,000	3,040,345
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.33%, 10/05/12 (a)	1,510	1,510,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C VRDN (TD Bank N.A. SBPA), 0.16%, 10/01/12 (a)	3,700	3,700,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.18%, 10/05/12 (a)	2,420	2,420,000
Lehigh County GO Series 2011 MB, 2.50%, 11/15/12	1,195	1,198,165
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 10/05/12 (a)	3,225	3,225,000
Northampton County General Purpose Authority RB (Lehigh University Higher Education Project) Series 2004 VRDN (TD Bank N.A. SBPA), 0.16%, 10/05/12 (a)	800	800,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.39%, 10/05/12 (a)	1,395	1,395,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.19%, 10/05/12 (a)(b)	27,500	27,500,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.33%, 10/05/12 (a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 10/05/12 (a)	1,300	1,300,000
Pennsylvania Economic Development Financing Authority RB (NHS-AVS LLC Project) Series 2008 VRDN (TD Bank N.A. LOC), 0.20%, 10/01/12 (a)	6,500	6,500,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.48%, 10/05/12 (a)	3,905	3,905,000

Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/05/12 (a)	1,635	1,635,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.19%, 10/05/12 (a)(c)	1,605	1,605,000

See Notes to Financial Statements.

24	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency RB (Single Family Mortgage Project) Series 2002-75A VRDN (Barclays Bank Plc SBPA), 0.19%, 10/05/12 (a)	$4,565	$4,565,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)	2,750	2,750,000
Pennsylvania Housing Finance Agency RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.19%, 10/05/12 (a)	1,500	1,500,000
Pennsylvania Housing Finance Agency RB Series 2005-91B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.19%, 10/05/12 (a)	7,370	7,370,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.27%, 10/05/12 (a)(b)(c)	555	555,000
Pennsylvania State Turnpike Commission RB SPEARS Series 2012DBE-1096 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.23%, 10/05/12 (a)(b)(c)	4,740	4,740,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.19%, 10/05/12 (a)	2,950	2,950,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)	4,300	4,300,000
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.19%, 10/01/12 (a)(b)(c)	5,000	5,000,000
Pennsylvania Turnpike Commission RB Series 2009A MB (AGM Insurance), 3.00%, 6/03/13	1,800	1,832,834
Pennsylvania Turnpike Commission RB Series 2011D MB, 0.23%, 12/01/12 (a)	6,500	6,500,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 10/05/12 (a)	3,800	3,800,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.21%, 10/05/12 (a)	2,900	2,900,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.34%, 10/05/12 (a)	690	690,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.18%, 10/05/12 (a)	1,300	1,300,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Royal Bank of Canada LOC), 0.16%, 10/05/12 (a)	$2,600	$2,600,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Childrens Hospital of Philadelphia Project) Series 2011A VRDN (JP Morgan Chase Bank N.A. SBPA), 0.20%, 10/01/12 (a)	1,100	1,100,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank Plc LOC), 0.18%, 10/05/12 (a)	16,000	16,000,000
Phoenixville Area School District GO Series 2012A MB, 2.00%, 5/15/13	735	742,292
Pittsburgh Water & Sewer Authority RB Series 2009C-1A Mandatory Put Bonds (Federal Home Loan Bank LOC, Northwestern Savings Bank LOC), 0.40%, 9/01/13 (a)	5,100	5,100,000
Swarthmore Borough Authority RB Series 2008 MB, 5.00%, 9/16/13	100	104,468
Unionville-Chadds Ford School District GO Series 2012 MB, 1.00%, 6/03/13	1,720	1,727,465
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 10/05/12 (a)	1,620	1,620,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Allied-Signal, Inc. Guaranty), 0.24%, 10/05/12 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.39%, 10/05/12 (a)	975	975,000

		268,048,322

Puerto Rico – 0.2%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.24%, 10/05/12 (a)	400	400,000

Total Municipal Bonds – 98.7%		268,448,322

Closed-End Investment Companies

Pennsylvania – 2.0%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 10/05/12 (a)(b)	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 10/05/12 (a)(b)	2,500	2,500,000

Total Closed-End Investment Companies – 2.0%		5,500,000

Total Investments (Cost – $273,948,322*) – 100.7%		273,948,322
Liabilities in Excess of Other Assets – (0.7)%		(1,789,478)

Net Assets – 100.0%		$272,158,844

*	Cost for federal income tax purposes.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	25

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$273,948,322	–	$273,948,322

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $30,317 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia – 89.1%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 10/01/12 (a)	$900	$900,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 10/05/12 (a)	1,350	1,350,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.18%, 10/05/12 (a)	1,600	1,600,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 10/05/12 (a)	650	650,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.20%, 10/01/12 (a)	600	600,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.17%, 10/05/12 (a)	325	325,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.18%, 10/05/12 (a)	650	650,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.36%, 10/05/12 (a)	715	715,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds (Wells Fargo Bank N.A. LOC), 0.45%, 11/15/12 (a)	1,160	1,160,000
Richmond Utility RB Series 2009 ROC-RR-II-R-10410 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.20%, 10/05/12 (a)(b)(c)	650	650,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-1 VRDN (AGM Insurance), 0.20%, 10/01/12 (a)	500	500,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.18%, 10/05/12 (a)	815	815,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 10/05/12 (a)	400	400,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 10/01/12 (a)	500	500,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc SBPA), 0.24%, 10/05/12 (a)(b)(c)	2,000	2,000,000
Virginia College Building Authority RB (21st Century College Equipment Project) Series 2003A MB (State Appropriate Insurance), 5.00%, 2/01/13	500	507,894
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust Series 2007A-2009-38 VRDN (State Street Bank & Trust Co. SBPA), 0.18%, 10/05/12 (a)(b)
	1,600	1,600,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Resources Authority RB (State Revolving Fund Project) Series 2009 MB, 3.00%, 10/01/12	$250	$250,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.19%, 10/05/12 (a)	600	600,000

		15,772,894

Puerto Rico – 3.1%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.24%, 10/05/12 (a)	550	550,000

Total Investments (Cost – $16,322,894*) – 92.2%		16,322,894
Other Assets Less Liabilities – 7.8%		1,386,782

Net Assets – 100.0%		$17,709,676

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	27

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$ 16,322,894	–	$ 16,322,894

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $1,397,915 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Statements of Assets and Liabilities

September 30, 2012 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Assets

Investments at value[1]	$1,366,213,033	$158,266,633	$113,172,711	$52,887,342
Repurchase agreements at value[2]	56,717,000	158,476,000	–	–
Cash	11,812	92	17,144	19,784
Capital shares sold receivable	261,349	17,003	10	–
Interest receivable	1,173,366	48,146	122,693	57,109
Receivable from Manager	149,679	35,073	13,597	5,205
Prepaid expenses	76,275	28,334	27,499	7,683

Total assets	1,424,602,514	316,871,281	113,353,654	52,977,123

Liabilities
Capital shares redeemed payable	650,815	337,522	–	–
Other affiliates payable	353,543	90,251	34,332	14,476
Investment advisory fees payable	251,232	13,149	5,783	743
Professional fees payable	35,492	20,914	20,748	29,185
Officer’s and Trustees’ fees payable	9,262	3,195	1,741	1,220
Other accrued expenses payable	184,975	37,449	25,532	12,645

Total liabilities	1,485,319	502,480	88,136	58,269

Net Assets	$1,423,117,195	$316,368,801	$113,265,518	$52,918,854

Net Assets Consist of
Paid-in capital	$1,423,089,004	$316,362,421	$113,269,683	$52,918,854
Undistributed net investment income	6,686	61	41	–
Accumulated net realized gain (loss)	21,505	6,319	(4,206)	–

Net Assets	$1,423,117,195	$316,368,801	$113,265,518	$52,918,854

[1] Investments at cost	$1,366,213,033	$158,266,633	$113,172,711	$52,887,342
[2] Repurchase agreements at cost	$56,717,000	$158,476,000	–	–

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	29

Statements of Assets and Liabilities (continued)

September 30, 2012 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Net Asset Value
Institutional
Net assets	$763,642,412	$168,017,862	$72,280,877	$37,014,207

Shares outstanding[3]	763,660,329	168,052,407	72,258,414	36,989,959

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$312,842,800	$127,033,281	$39,422,533	$15,846,834

Shares outstanding[3]	312,848,965	127,054,688	39,413,735	15,837,307

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$315,237,199	$21,317,658	$1,562,108	$57,813

Shares outstanding[3]	315,237,770	21,321,503	1,561,720	57,776

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$5,232,778	–	–	–

Shares outstanding[3]	5,232,809	–	–	–

Net asset value	$1.00	–	–	–

Investor C
Net assets	$26,162,006	–	–	–

Shares outstanding[3]	26,162,388	–	–	–

Net asset value	$1.00	–	–	–

[3] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Statements of Assets and Liabilities (concluded)

September 30, 2012 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Assets
Investments at value[1]	$48,236,492	$61,461,521	$273,948,322	$16,322,894
Cash	85,458	98,105	30,317	1,397,915
Investments sold receivable	1,000,154	–	–	–
Capital shares sold receivable	–	200	–	–
Interest receivable	41,303	65,957	159,322	11,176
Receivable from Manager	615	5,218	25,627	3,023
Prepaid expenses	5,619	5,806	13,413	6,929

Total assets	49,369,641	61,636,807	274,177,001	17,741,937

Liabilities
Investments purchased payable	–	–	1,832,169	–
Investment advisory fees payable	–	1,769	20,406	–
Professional fees payable	29,490	25,032	30,755	23,493
Other affiliates payable	3,521	16,809	82,333	2,384
Officer’s and Trustees’ fees payable	1,094	1,659	3,455	1,048
Other accrued expenses payable	7,459	17,027	49,039	5,336

Total liabilities	41,564	62,296	2,018,157	32,261

Net Assets	$49,328,077	$61,574,511	$272,158,844	$17,709,676

Net Assets Consist of
Paid-in capital	$49,350,948	$61,574,511	$272,158,788	$17,709,676
Undistributed net investment income	–	–	56	–
Accumulated net realized (loss)	(22,871)	–	–	–

Net Assets	$49,328,077	$61,574,511	$272,158,844	$17,709,676

[1] Investments at cost	$48,236,492	$61,461,521	$273,948,322	$16,322,894

Net Asset Value
Institutional
Net assets	$49,259,172	$53,233,153	$255,056,333	$17,709,676

Shares outstanding[2]	49,277,408	53,193,471	255,002,880	17,691,317

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$27,410	$8,337,066	$17,040,821	–

Shares outstanding[2]	27,418	8,335,910	17,038,513	–

Net asset value	$1.00	$1.00	$1.00	–

Investor A
Net assets	$41,495	$4,292	$61,690	–

Shares outstanding[2]	41,511	4,289	61,672	–

Net asset value	$1.00	$1.00	$1.00	–

[2] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	31

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Investment Income
Income	$2,157,479	$237,700	$145,885	$72,035

Expenses
Investment advisory	3,062,608	706,391	269,462	121,961
Transfer agent – class specific	995,404	205,443	94,557	38,509
Service and distribution – class specific	968,462	161,278	57,885	18,762
Administration	461,845	117,732	44,910	20,327
Administration – class specific	164,187	39,244	14,970	6,776
Registration	62,482	19,937	23,256	5,185
Professional	22,701	17,120	21,591	22,942
Officer and Trustees	20,638	5,589	3,221	2,226
Miscellaneous	89,515	46,294	15,723	10,606

Total expenses	5,847,842	1,319,028	545,575	247,294
Less fees waived by Manager	(1,562,562)	(671,525)	(232,299)	(111,082)
Less administration fees waived	–	(3,894)	–	(196)
Less administration fees waived – class specific	(164,187)	(39,244)	(14,970)	(6,776)
Less transfer agent fees waived – class specific	(14,775)	(893)	(425)	(84)
Less transfer agent fees reimbursed – class specific	(980,629)	(204,550)	(94,132)	(38,369)
Less service and distribution fees waived – class specific	(968,462)	(161,278)	(57,885)	(18,762)

Total expenses after fees waived, reimbursed and paid indirectly	2,157,227	237,644	145,864	72,025

Net investment income	252	56	21	10

Realized Gain
Net realized gain from investments	10,775	5,509	2,240	–

Net Increase in Net Assets Resulting from Operations	$11,027	$5,565	$2,261	$10

See Notes to Financial Statements.

32	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Statements of Operations (concluded)

Six Months Ended September 30, 2012 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Investment Income
Income	$53,789	$74,960	$289,772	$21,910

Expenses
Investment advisory	118,515	139,406	579,725	43,713
Professional	22,860	19,852	23,299	17,674
Administration	19,753	23,234	96,621	7,286
Administration – class specific	6,584	7,745	32,206	2,428
Transfer agent – class specific	4,786	42,796	207,624	5,999
Registration	4,577	4,039	6,311	5,393
Officer and Trustees	2,121	2,517	5,318	1,824
Service and distribution – class specific	167	6,283	20,203	–
Miscellaneous	8,260	10,218	20,875	6,693

Total expenses	187,623	256,090	992,182	91,010
Less fees waived by Manager	(116,947)	(124,216)	(442,424)	(43,713)
Less administration fees waived	(5,378)	(109)	–	(7,156)
Less administration fees waived – class specific	(6,584)	(7,745)	(32,206)	(2,428)
Less transfer agent fees waived – class specific	(95)	(132)	(516)	(51)
Less transfer agent fees reimbursed – class specific	(4,673)	(42,656)	(207,108)	(5,948)
Less service and distribution fees waived – class specific	(167)	(6,283)	(20,203)	–
Less expenses reimbursed by Manager	–	–	–	(9,885)

Total expenses after fees waived, reimbursed and paid indirectly	53,779	74,949	289,725	21,829

Net investment income	10	11	47	81

Realized Gain
Net realized gain from investments	–	–	–	–

Net Increase in Net Assets Resulting from Operations	$10	$11	$47	$81

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	33

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Operations
Net investment income	$252	$7,226	$56	$188	$21	$81
Net realized gain	10,775	11,762	5,509	3,770	2,240	1,940

Net increase in net assets resulting from operations	11,027	18,988	5,565	3,958	2,261	2,021

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(128)	(297)	(32)	(72)	(12)	(3,030)
Service	(58)	(109)	(20)	(41)	(9)	(4,980)
Hilliard Lyons	–	(2)	–	–	–	(3)
Investor A	(59)	(117)	(4)	(14)	–	(46)
Investor B	(2)	(3)	–	–	–	–
Investor C	(5)	(12)	–	–	–	–
Net realized gain:
Institutional	–	(3,446)	–	(1,794)	–	–
Service	–	(951)	–	(954)	–	–
Investor A	–	(1,269)	–	(212)	–	–
Investor B	–	(29)	–	–	–	–
Investor C	–	(162)	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(252)	(6,397)	(56)	(3,087)	(21)	(8,059)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(34,661,570)	(95,530,331)	7,460,870	(48,520,158)	(22,993,520)	27,385,114

Net Assets
Total increase (decrease) in net assets	(34,650,795)	(95,517,740)	7,466,379	(48,519,287)	(22,991,280)	27,379,076
Beginning of period	1,457,767,990	1,553,285,730	308,902,422	357,421,709	136,256,798	108,877,722

End of period	$1,423,117,195	$1,457,767,990	$316,368,801	$308,902,422	$113,265,518	$136,256,798

Undistributed net investment income	$6,686	$6,686	$61	$61	$41	$41

See Notes to Financial Statements.

34	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio		BlackRock Ohio Municipal Money Market Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Operations
Net investment income	$10	$2,360	$10	$17	$11	$35
Net realized gain	–	1,116	–	–	–	–

Net increase in net assets resulting from operations	10	3,476	10	17	11	35

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(7)	(2,145)	(10)	(17)	(10)	(34)
Service	(3)	(5)	–	–	(1)	–
Investor A	–	(210)	–	–	–	(1)
Net realized gain:
Institutional	–	(1,701)	–	–	–	–
Service	–	(484)	–	–	–	–
Investor A	–	(5)	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(10)	(4,550)	(10)	(17)	(11)	(35)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(2,063,778)	(19,024,051)	5,025,519	(2,547,569)	(2,087,707)	(34,372,420)

Net Assets
Total increase (decrease) in net assets	(2,063,778)	(19,025,125)	5,025,519	(2,547,569)	(2,087,707)	(34,372,420)
Beginning of period	54,982,632	74,007,757	44,302,558	46,850,127	63,662,218	98,034,638

End of period	$52,918,854	$54,982,632	$49,328,077	$44,302,558	$61,574,511	$63,662,218

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	35

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Operations
Net investment income	$47	$120	$81	$30
Net realized gain	–	4,823	–	–

Net increase in net assets resulting from operations	47	4,943	81	30

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(44)	(186)	(81)	(30)
Service	(3)	(12)	–	–
Investor A	–	(1)	–	–
Net realized gain:
Institutional	–	(4,567)	–	–
Service	–	(255)	–	–
Investor A	–	(1)	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(47)	(5,022)	(81)	(30)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	6,920,632	(70,239,409)	(4,584,182)	(6,076,786)

Net Assets
Total increase (decrease) in net assets	6,920,632	(70,239,488)	(4,584,182)	(6,076,786)
Beginning of period	265,238,212	335,477,700	22,293,858	28,370,644

End of period	$272,158,844	$265,238,212	$17,709,676	$22,293,858

Undistributed net investment income	$56	$56	–	–

See Notes to Financial Statements.

36	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Financial Highlights	BlackRock Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0001	0.0013	0.0090		0.0346	0.0498
Dividends from net investment income	(0.0000)		(0.0000)	(0.0001)	(0.0013)	(0.0090)		(0.0346)	(0.0498)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.01%	0.13%	0.90%	[2]	3.52%	5.10%

Ratios to Average Net Assets
Total expenses	0.71%	[3]	0.70%	0.71%	0.74%	0.75%	[3]	0.56%	0.58%

Total expenses after fees waived, reimbursed and paid indirectly	0.31%	[3]	0.27%	0.36%	0.41%	0.46%	[3]	0.42%	0.42%

Net investment income	0.00%	[3]	0.00%	0.00%	0.14%	1.79%	[3]	3.57%	4.99%

Supplemental Data
Net assets, end of period (000)	$763,642		$790,645	$785,316	$ 433,778	$543,487		$595,728	$745,726

	Service
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Net investment income	0.0000		0.0000	0.0000	0.0003	0.0075		0.0318	0.0469
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0003)	(0.0075)		(0.0318)	(0.0469)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.03%	0.75%	[2]	3.23%	4.80%

Ratios to Average Net Assets
Total expenses	0.95%	[3]	0.94%	0.96%	0.98%	0.97%	[3]	0.81%	0.84%

Total expenses after fees waived, reimbursed and paid indirectly	0.31%	[3]	0.27%	0.37%	0.52%	0.75%	[3]	0.70%	0.71%

Net investment income	0.00%	[3]	0.00%	0.00%	0.02%	1.40%	[3]	3.16%	4.69%

Supplemental Data
Net assets, end of period (000)	$312,843		$332,427	$391,617	$365,358	$514,764		$454,585	$405,701

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	37

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0000	0.0003	0.0071		0.0312	0.0461
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0003)	(0.0071)		(0.0312)	(0.0461)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.03%	0.71%	[2]	3.16%	4.71%

Ratios to Average Net Assets
Total expenses	0.91%	[3]	0.89%	0.91%	0.93%	0.94%	[3]	0.87%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly	0.31%	[3]	0.27%	0.37%	0.53%	0.83%	[3]	0.76%	0.79%
Net investment income	0.00%	[3]	0.00%	0.00%	0.02%	1.41%	[3]	3.07%	4.61%

Supplemental Data
Net assets, end of period (000)	$315,237		$299,205	$314,811	$358,698	$510,950		$461,079	$393,399

	Investor B
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0000	0.0002	0.0044		0.0250	0.0418
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0002)	(0.0044)		(0.0250)	(0.0418)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.03%	0.44%	[2]	2.53%	4.27%

Ratios to Average Net Assets
Total expenses	1.73%	[3]	1.71%	1.75%	1.81%	1.80%	[3]	1.77%	1.83%

Total expenses after fees waived, reimbursed and paid indirectly	0.31%	[3]	0.27%	0.37%	0.55%	1.37%	[3]	1.39%	1.22%
Net investment income	0.00%	[3]	0.00%	0.00%	0.02%	0.86%	[3]	2.40%	4.18%

Supplemental Data
Net assets, end of period (000)	$ 5,233		$ 6,306	$ 7,207	$ 11,528	$ 23,467		$ 15,835	$ 11,532

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor C
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0000	0.0004	0.0044		0.0250	0.0417
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0004)	(0.0044)		(0.0250)	(0.0417)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.04%	0.45%	[2]	2.53%	4.25%

Ratios to Average Net Assets
Total expenses	1.61%	[3]	1.62%	1.68%	1.75%	1.72%	[3]	1.66%	1.79%
Total expenses after fees waived, reimbursed and paid indirectly	0.31%	[3]	0.27%	0.38%	0.55%	1.35%	[3]	1.42%	1.24%
Net investment income	0.00%	[3]	0.00%	0.00%	0.04%	0.88%	[3]	2.15%	4.16%

Supplemental Data
Net assets, end of period (000)	$ 26,162		$ 29,185	$ 23,683	$ 19,016	$ 48,162		$ 25,356	$ 5,109
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	39

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0000	0.0001	0.0007		0.0234	0.0478
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0007)		(0.0234)	(0.0478)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.01%	0.07%	[2]	2.37%	4.89%

Ratios to Average Net Assets
Total expenses	0.76%	[3]	0.74%	0.74%	0.75%	0.79%	[3]	0.59%	0.61%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%	[3]	0.09%	0.20%	0.21%	0.42%	[3]	0.41%	0.41%
Net investment income	0.00%	[3]	0.00%	0.00%	0.00%	0.15%	[3]	2.26%	4.75%

Supplemental Data
Net assets, end of period (000)	$168,018		$189,361	$133,623	$188,346	$228,457		$382,033	$312,979

	Service
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0000	0.0001	0.0004		0.0206	0.0450
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0004)		(0.0206)	(0.0450)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.01%	0.04%	[2]	2.08%	4.60%

Ratios to Average Net Assets
Total expenses	0.96%	[3]	0.95%	0.95%	0.95%	0.98%	[3]	0.84%	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%	[3]	0.09%	0.20%	0.22%	0.48%	[3]	0.69%	0.69%
Net investment income	0.00%	[3]	0.00%	0.00%	0.00%	0.08%	[3]	2.08%	4.50%

Supplemental Data
Net assets, end of period (000)	$127,033		$99,022	$118,827	$149,629	$213,402		$289,805	$245,609

[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Financial Highlights (concluded)	BlackRock U.S. Treasury Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0001	0.0004		0.0206	0.0450
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0004)		(0.0206)	(0.0450)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.01%	0.04%	[2]	2.08%	4.59%

Ratios to Average Net Assets
Total expenses	0.93%	[3]	0.89%	0.86%	0.87%	0.89%	[3]	0.85%	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%	[3]	0.10%	0.20%	0.21%	0.48%	[3]	0.69%	0.70%
Net investment income	0.00%	[3]	0.00%	0.00%	0.00%	0.08%	[3]	1.86%	4.49%

Supplemental Data
Net assets, end of period (000)	$21,318		$20,520	$104,971	$92,759	$103,762		$123,316	$31,970

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	41

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0002	0.0011	0.0050		0.0234	0.0331
Dividends from net investment income	(0.0000)		(0.0000)	(0.0002)	(0.0011)	(0.0050)		(0.0234)	(0.0331)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.02%	0.11%	0.50%	[2]	2.36%	3.36%

Ratios to Average Net Assets
Total expenses	0.79%	[3]	0.81%	0.80%	0.79%	0.82%	[3]	0.60%	0.63%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%	[3]	0.22%	0.39%	0.43%	0.47%	[3]	0.42%	0.42%
Net investment income	0.00%	[3]	0.00%	0.02%	0.12%	0.95%	[3]	2.26%	3.29%

Supplemental Data
Net assets, end of period (000)	$ 72,281		$78,590	$ 62,845	$ 67,046	$101,246		$ 92,663	$ 42,083

	Service
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0000	0.0002	0.0035		0.0206	0.0301
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0002)	(0.0035)		(0.0206)	(0.0301)
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.02%	0.35%	[2]	2.08%	3.05%

Ratios to Average Net Assets
Total expenses	1.11%	[3]	1.06%	1.06%	1.02%	1.00%	[3]	0.86%	0.91%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%	[3]	0.20%	0.42%	0.51%	0.77%	[3]	0.70%	0.72%
Net investment income	0.00%	[3]	0.00%	0.00%	0.02%	0.78%	[3]	2.06%	3.00%

Supplemental Data
Net assets, end of period (000)	$ 39,423		$ 56,951	$ 34,991	$ 50,013	$ 47,592		$ 81,843	$ 100,454

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Financial Highlights (concluded)	BlackRock Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0000	0.0003	0.0035		0.0205	0.0302
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0003)	(0.0035)		(0.0205)	(0.0302)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.03%	0.35%	[2]	2.07%	3.06%

Ratios to Average Net Assets
Total expenses	0.99%	[3]	0.97%	0.94%	0.92%	0.94%	[3]	0.86%	0.89%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%	[3]	0.25%	0.41%	0.51%	0.77%	[3]	0.71%	0.71%
Net investment income	0.00%	[3]	0.00%	0.00%	0.03%	0.76%	[3]	2.02%	3.01%

Supplemental Data
Net assets, end of period (000)	$ 1,562		$ 715	$ 2,611	$ 3,443	$ 5,301		$ 7,004	$ 3,776
[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	43

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0003	0.0022	0.0058		0.0228	0.0326
Dividends from net investment income	(0.0000)		(0.0000)	(0.0003)	(0.0022)	(0.0058)		(0.0228)	(0.0326)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.03%	0.22%	0.59%	[2]	2.30%	3.31%

Ratios to Average Net Assets
Total expenses	0.86%	[3]	0.85%	0.80%	0.79%	0.82%	[3]	0.61%	0.62%
Total expenses after fees waived, reimbursed and paid indirectly	0.27%	[3]	0.27%	0.39%	0.41%	0.43%	[3]	0.39%	0.39%
Net investment income	0.00%	[3]	0.00%	0.02%	0.24%	1.15%	[3]	2.30%	3.26%

Supplemental Data
Net assets, end of period (000)	$37,014		$41,966	$46,755	$59,520	$103,465		$114,696	$156,005

	Service
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0005	0.0044		0.0200	0.0298
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0005)	(0.0044)		(0.0200)	(0.0298)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.05%	0.44%	[2]	2.02%	3.03%

Ratios to Average Net Assets
Total expenses	1.04%	[3]	1.05%	1.02%	1.04%	1.06%	[3]	0.86%	0.88%
Total expenses after fees waived, reimbursed and paid indirectly	0.26%	[3]	0.28%	0.42%	0.59%	0.73%	[3]	0.67%	0.67%
Net investment income	0.00%	[3]	0.00%	0.00%	0.05%	0.89%	[3]	2.07%	2.98%

Supplemental Data
Net assets, end of period (000)	$15,847		$12,895	$15,935	$19,373	$23,791		$25,401	$43,013

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Financial Highlights (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0001	0.0006	0.0045		0.0200	0.0298
Dividends from net investment income	(0.0000)		(0.0000)	(0.0001)	(0.0006)	(0.0045)		(0.0200)	(0.0298)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.01%	0.06%	0.45%	[2]	2.02%	3.03%

Ratios to Average Net Assets
Total expenses	1.32%	[3]	0.94%	0.90%	0.92%	0.93%	[3]	0.86%	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.27%	[3]	0.38%	0.41%	0.59%	0.69%	[3]	0.67%	0.67%
Net investment income	0.01%	[3]	0.01%	0.01%	0.06%	0.92%	[3]	1.96%	2.99%

Supplemental Data
Net assets, end of period (000)	$58		$122	$11,318	$15,025	$23,381		$27,216	$30,250

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	45

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0001	0.0009	0.0052		0.0234	0.0336
Dividends from net investment income	(0.0000)		(0.0000)	(0.0001)	(0.0009)	(0.0052)		(0.0234)	(0.0336)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.01%	0.09%	0.52%	[2]	2.37%	3.42%

Ratios to Average Net Assets
Total expenses	0.71%	[3]	0.76%	0.69%	0.73%	0.77%	[3]	0.67%	0.68%
Total expenses after fees waived, reimbursed and paid indirectly	0.20%	[3]	0.15%	0.29%	0.30%	0.34%	[3]	0.30%	0.30%
Net investment income	0.00%	[3]	0.00%	0.01%	0.10%	0.98%	[3]	2.31%	3.36%

Supplemental Data
Net assets, end of period (000)	$49,259		$44,159	$46,622	$74,251	$79,880		$60,404	$66,246

	Service
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0003	0.0037		0.0207	0.0307
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0003)	(0.0037)		(0.0207)	(0.0307)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.03%	0.37%	[2]	2.08%	3.12%

Ratios to Average Net Assets
Total expenses	1.17%	[3]	1.15%	1.21%	0.98%	1.01%	[3]	0.92%	0.94%
Total expenses after fees waived, reimbursed and paid indirectly	0.26%	[3]	0.19%	0.30%	0.41%	0.63%	[3]	0.58%	0.58%
Net investment income	0.00%	[3]	0.00%	0.00%	0.06%	0.75%	[3]	2.09%	3.10%

Supplemental Data
Net assets, end of period (000)	$27		$65	$138	$165	$3,172		$3,156	$1,295

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Financial Highlights (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0001	0.0032		0.0190	0.0298
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0032)		(0.0190)	(0.0298)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.01%	0.32%	[2]	1.92%	3.03%

Ratios to Average Net Assets
Total expenses	1.30%	[3]	1.23%	1.10%	1.12%	1.18%	[3]	1.08%	1.02%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%	[3]	0.15%	0.30%	0.39%	0.73%	[3]	0.74%	0.67%
Net investment income	0.00%	[3]	0.00%	0.00%	0.01%	0.61%	[3]	1.98%	2.98%

Supplemental Data
Net assets, end of period (000)	$41		$78	$90	$106	$168		$155	$189

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	47

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0003	0.0029	0.0071		0.0245	0.0336
Dividends from net investment income	(0.0000)		(0.0000)	(0.0003)	(0.0029)	(0.0071)		(0.0245)	(0.0336)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.03%	0.29%	0.72%	[2]	2.48%	3.41%

Ratios to Average Net Assets
Total expenses	0.81%	[3]	0.74%	0.74%	0.75%	0.73%	[3]	0.62%	0.62%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%	[3]	0.18%	0.37%	0.41%	0.42%	[3]	0.39%	0.39%
Net investment income	0.00%	[3]	0.00%	0.03%	0.29%	1.37%	[3]	2.41%	3.35%

Supplemental Data
Net assets, end of period (000)	$53,233		$59,034	$88,491	$149,659	$179,038		$137,274	$101,325

	Service
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0009	0.0058		0.0217	0.0308
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0009)	(0.0058)		(0.0217)	(0.0308)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.09%	0.57%	[2]	2.20%	3.13%

Ratios to Average Net Assets
Total expenses	1.00%	[3]	1.04%	0.97%	1.02%	0.99%	[3]	0.87%	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.23%	[3]	0.19%	0.40%	0.62%	0.71%	[3]	0.67%	0.67%
Net investment income	0.00%	[3]	0.00%	0.00%	0.10%	1.33%	[3]	2.11%	3.09%

Supplemental Data
Net assets, end of period (000)	$8,337		$4,623	$4,156	$4,591	$14,636		$26,403	$8,199

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Financial Highlights (concluded)	BlackRock Ohio Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0001	0.0011	0.0057		0.0217	0.0308
Dividends from net investment income	(0.0000)		(0.0000)	(0.0001)	(0.0011)	(0.0057)		(0.0217)	(0.0308)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.01%	0.11%	0.58%	[2]	2.20%	3.13%

Ratios to Average Net Assets
Total expenses	5.77%	[3]	0.91%	0.88%	0.88%	0.90%	[3]	0.87%	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%	[3]	0.26%	0.40%	0.60%	0.70%	[3]	0.67%	0.67%
Net investment income	0.02%	[3]	0.00%	0.02%	0.12%	1.29%	[3]	2.13%	3.08%

Supplemental Data
Net assets, end of period (000)	$4		$5	$5,388	$13,318	$24,902		$41,209	$22,201

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	49

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0005	0.0047		0.0222	0.0329
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0005)	(0.0047)		(0.0222)	(0.0329)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.06%	0.48%	[2]	2.24%	3.34%

Ratios to Average Net Assets
Total expenses	0.75%	[3]	0.74%	0.73%	0.75%	0.75%	[3]	0.58%	0.59%
Total expenses after fees waived, reimbursed and paid indirectly	0.22%	[3]	0.19%	0.31%	0.39%	0.46%	[3]	0.42%	0.42%
Net investment income	0.00%	[3]	0.00%	0.00%	0.07%	0.93%	[3]	2.21%	3.29%

Supplemental Data
Net assets, end of period (000)	$255,056		$248,836	$287,394	$332,387	$589,724		$535,882	$500,402

	Service
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	(0.0000)	0.0033		0.0194	0.0301
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0033)		(0.0194)	(0.0301)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.00%	0.33%	[2]	1.96%	3.06%

Ratios to Average Net Assets
Total expenses	1.00%	[3]	0.96%	0.90%	0.91%	0.92%	[3]	0.83%	0.84%
Total expenses after fees waived, reimbursed and paid indirectly	0.23%	[3]	0.21%	0.31%	0.46%	0.74%	[3]	0.70%	0.70%
Net investment income	0.00%	[3]	0.00%	0.00%	0.00%	0.69%	[3]	1.94%	3.01%

Supplemental Data
Net assets, end of period (000)	$17,041		$16,333	$30,649	$27,166	$52,127		$52,654	$55,934

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0000	0.0001	0.0035		0.0194	0.0300
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0035)		(0.0194)	(0.0300)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.01%	0.35%	[2]	1.96%	3.05%

Ratios to Average Net Assets
Total expenses	1.46%	[3]	0.85%	0.84%	0.85%	0.86%	[3]	0.83%	0.85%
Total expenses after fees waived, reimbursed and paid indirectly	0.23%	[3]	0.27%	0.31%	0.44%	0.71%	[3]	0.70%	0.71%
Net investment income	0.00%	[3]	0.00%	0.00%	0.01%	0.72%	[3]	1.68%	3.00%

Supplemental Data
Net assets, end of period (000)	$ 62		$ 69	$ 17,434	$ 22,109	$ 34,483		$ 36,708	$ 33,490

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	51

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,			Period October 1, 2008 to March 31, 2009		Year Ended September 30,
			2012	2011	2010			2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net investment income	0.0000		0.0000	0.0002	0.0011	0.0041		0.0228	0.0336
Dividends from net investment income	(0.0000)		(0.0000)	(0.0002)	(0.0011)	(0.0041)		(0.0228)	(0.0336)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.02%	0.12%	0.42%	[2]	2.31%	3.42%

Ratios to Average Net Assets
Total expenses	0.94%	[3]	0.85%	0.81%	0.80%	0.79%	[3]	0.65%	0.67%
Total expenses after fees waived, reimbursed and paid indirectly	0.22%	[3]	0.18%	0.29%	0.32%	0.35%	[3]	0.30%	0.30%
Net investment income	0.00%	[3]	0.00%	0.02%	0.13%	0.92%	[3]	2.30%	3.37%

Supplemental Data
Net assets, end of period (000)	$ 17,710		$ 22,294	$ 28,370	$ 42,326	$ 75,817		$ 90,845	$ 81,190

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Hilliard Lyons, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premium and discount on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the period ended March 31, 2009 and the three years ended March 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other

BLACKROCK FUNDS	SEPTEMBER 30, 2012	53

Notes to Financial Statements (continued)

appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.450%
$1 billion - $2 billion	0.400%
$2 billion - $3 billion	0.375%
Greater than $3 billion	0.350%

The Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	–
Investor A	0.25%	–
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2012, the Funds paid the following to affiliates in return for these services, which are included in transfer agent - class specific in the Statements of Operations:

Money Market	$801,279
U.S. Treasury	$203,563
Municipal	$83,504
New Jersey Municipal	$34,061
North Carolina Municipal	$3,410
Ohio Municipal	$38,930
Pennsylvania Municipal	$187,636
Virginia Municipal	$4,497

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended September 30, 2012, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations.

Call Center

	Insti- tutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,691	$923	$10,939	$508	$714	$14,775
U.S. Treasury	$325	$315	$253	–	–	$893
Municipal	$102	$285	$38	–	–	$425
New Jersey Municipal	$72	$58	$10	–	–	$140
North Carolina Municipal	$84	–	$11	–	–	$95
Ohio Municipal	$126	$8	$6	–	–	$140
Pennsylvania Municipal	$465	$39	$12	–	–	$516
Virginia Municipal	$51	–	–	–	–	$51

54	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Notes to Financial Statements (continued)

For the six months ended September 30, 2012, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$581,283	$230,515	$171,288	$4,885	$7,433	$995,404
U.S. Treasury	$141,557	$56,044	$7,842	–	–	$205,443
Municipal	$48,117	$46,044	$396	–	–	$94,557
New Jersey Municipal	$31,822	$6,527	$160	–	–	$38,509
North Carolina Municipal	$4,595	$85	$106	–	–	$4,786
Ohio Municipal	$40,602	$2,082	$112	–	–	$42,796
Pennsylvania Municipal	$195,231	$12,196	$197	–	–	$207,624
Virginia Municipal.	$5,999	–	–	–	–	$5,999

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 million	0.075%
$500 million - $1 billion	0.065%
Greater than $1 billion	0.055%

In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee – Class Specific
First $500 million	0.025%
$500 million - $1 billion	0.015%
Greater than $1 billion	0.005%

In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statement of Operations.

For the six months ended September 30, 2012, the Funds paid the following to the Manager in return for these services, which are included in administration, administration – class specific, administration fees waived and administration fees waived – class specific in the Statements of Operations:

Money Market	$414,660
U.S. Treasury	$99,127
Municipal	$35,415
New Jersey Municipal	$12,268
North Carolina Municipal	$6,554
Ohio Municipal	$15,073
Pennsylvania Municipal	$83,684

For the six months ended, September 30, 2012, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$80,039	$39,589	$40,308	$715	$3,536	$164,187
U.S. Treasury	$23,116	$13,525	$2,603	–	–	$39,244
Municipal	$9,182	$5,660	$128	–	–	$14,970
New Jersey Municipal	$4,899	$1,865	$12	–	–	$6,776
North Carolina Municipal	$6,568	$9	$7	–	–	$6,584
Ohio Municipal	$7,117	$628	–	–	–	$7,745
Pennsylvania Municipal	$30,186	$2,012	$8	–	–	$32,206
Virginia Municipal	$2,428	–	–	–	–	$2,428

The Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market		U.S. Treasury	Municipal		New Jersey Municipal
	Contractual[1]	Voluntary[2]	Contractual[1]	Contractual[1]	Voluntary[2]	Contractual[1]
Institutional	0.42%	-	0.41%	0.42%	-	0.39%
Service	0.72%	-	0.71%	0.72%	-	0.69%
Hilliard Lyons	0.91%[3]	0.76%[3]	N/A	0.66%[3]	0.49%[3]	N/A
Investor A	0.89%	-	0.88%	0.89%	-	0.96%
Investor B	1.49%	-	N/A	N/A	N/A	N/A
Investor C	1.49%	-	N/A	N/A	N/A	N/A

BLACKROCK FUNDS	SEPTEMBER 30, 2012	55

Notes to Financial Statements (continued)

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%[3]
Hilliard Lyons	N/A	N/A	N/A	N/A
Investor A	0.87%	0.96%	0.99%	0.87%[3]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2013 unless approved by the Board, including a majority of the Independent Trustees.

[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

[3]	Fund currently active but no assets in share class.

These amounts are included in fees waived by Manager, and shown as administration fees waived – class specific, service and distribution fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations. Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$80,039	$39,589	$40,308	$715	$3,536	$164,187
U.S. Treasury	$23,116	$13,525	$2,603	–	–	$39,244
Municipal	$9,182	$5,660	$128	–	–	$14,970
New Jersey Municipal	$4,899	$1,865	$12	–	–	$6,776
North Carolina Municipal	$6,568	$9	$7	–	–	$6,584
Ohio Municipal	$7,117	$628	–	–	–	$7,745
Pennsylvania Municipal	$30,186	$2,012	$8	–	–	$32,206
Virginia Municipal	$2,428	–	–	–	–	$2,428

Service and Distribution Fees Waived
	Service	Investor A	Investor B	Investor C	Total
Money Market	$395,892	$402,996	$28,546	$141,028	$968,462
U.S. Treasury	$135,253	$26,025	–	–	$161,278
Municipal	$56,605	$1,280	–	–	$57,885
New Jersey Municipal	$18,653	$109	–	–	$18,762
North Carolina Municipal	$93	$74	–	–	$167
Ohio Municipal	$6,277	$6	–	–	$6,283
Pennsylvania Municipal	$20,124	$79	–	–	$20,203

Transfer Agent Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,691	$923	$10,939	$508	$714	$14,775
U.S. Treasury	$325	$315	$253	–	–	$893
Municipal	$102	$285	$38	–	–	$425
New Jersey Municipal	$72	–	$12	–	–	$84
North Carolina Municipal	$84	–	$11	–	–	$95
Ohio Municipal	$126	–	$6	–	–	$132
Pennsylvania Municipal	$465	$40	$11	–	–	$516
Virginia Municipal	$51	–	–	–	–	$51

Transfer Agent Fees Reimbursed
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$579,591	$229,592	$160,350	$4,377	$6,719	$980,629
U.S. Treasury	$141,231	$55,730	$7,589	–	–	$204,550
Municipal	$48,016	$45,759	$357	–	–	$94,132
New Jersey Municipal	$31,751	$6,468	$150	–	–	$38,369
North Carolina Municipal	$4,511	$67	$95	–	–	$4,673
Ohio Municipal	$40,475	$2,075	$106	–	–	$42,656
Pennsylvania Municipal	$194,766	$12,157	$185	–	–	$207,108
Virginia Municipal	$5,948	–	–	–	–	$5,948

56	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Notes to Financial Statements (continued)

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended September 30, 2012, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2013	2014	2015
Money Market	$2,583,912	$2,959,175	$1,428,590
U.S. Treasury	$1,006,346	$891,177	$435,296
Municipal	$406,249	$360,593	$185,340
New Jersey Municipal	$292,049	$254,493	$114,274
North Carolina Municipal	$238,972	$216,724	$108,247
Ohio Municipal	$388,973	$337,139	$126,353
Pennsylvania Municipal	$982,155	$1,023,853	$416,506
Virginia Municipal	$168,692	$167,604	$61,844

For the six months ended September 30, 2012, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
Money Market	$395,892	$402,996	$28,546	$141,028	$968,462
U.S. Treasury	$135,253	$26,025	–	–	$161,278
Municipal	$56,605	$1,280	–	–	$57,885
New Jersey Municipal	$18,653	$109	–	–	$18,762
North Carolina Municipal	$93	$74	–	–	$167
Ohio Municipal	$6,277	$6	–	–	$6,283
Pennsylvania Municipal	$20,124	$79	–	–	$20,203

For the six months ended September 30, 2012, affiliates received the following contingent deferred sales charges as follows:

	Investor A	Investor B	Investor C
Money Market	$2,515	$7,937	$5,969
U.S. Treasury	$4,447	–	–

The Manager and BRIL voluntarily agreed to waive management, service and distribution fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by Manager, service and distribution fees waived – class specific and transfer agent fees reimbursed – class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated

expiration dates as follows:

Expires March 31,	Municipal	North Carolina Municipal
2015	$2,336	$6,955
2017	4,110	15,916
Total	$6,446	$22,871

4. Concentration, Market and Credit Risk:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be

BLACKROCK FUNDS	SEPTEMBER 30, 2012	57

Notes to Financial Statements (continued)

unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value as recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Money Market	Six Months Ended September 30, 2012	Year Ended March 31, 2012

Institutional

Shares sold	667,469,767	1,079,423,505
Shares issued in reinvestment of dividends and distributions	84	2,311
Shares redeemed	(694,478,543)	(1,074,117,874)

Net increase (decrease)	(27,008,692)	5,307,942

Service

Shares sold	495,396,003	916,280,675
Shares issued in reinvestment of dividends and distributions	–	21
Shares redeemed	(514,982,605)	(975,466,593)

Net decrease	(19,586,602)	(59,185,897)

Money Market (concluded)	Six Months Ended September 30, 2012	Year Ended March 31, 2012

Hilliard Lyons

Shares sold	–	8,984,301
Shares issued in reinvestment of dividends and distributions	–	2
Shares redeemed	–	(39,629,650)

Net decrease	–	(30,645,347)

Investor A

Shares sold	224,805,567	241,894,678
Shares issued in reinvestment of dividends and distributions	38	1,334
Shares redeemed	(208,775,927)	(257,505,669)

Net increase (decrease)	16,029,678	(15,609,657)

Investor B

Shares sold	486,027	4,999,150
Shares issued in reinvestment of dividends and distributions	–	29
Shares redeemed	(1,559,242)	(5,898,869)

Net decrease	(1,073,215)	(899,690)

Investor C

Shares sold	15,886,750	60,177,042
Shares issued in reinvestment of dividends and distributions	3	166
Shares redeemed	(18,909,492)	(54,674,890)

Net increase (decrease)	(3,022,739)	5,502,318

Total Net Decrease	(34,661,570)	(95,530,331)

U.S. Treasury

Institutional

Shares sold	221,285,250	765,842,108
Shares issued in reinvestment of dividends and distributions	–	398
Shares redeemed	(242,630,566)	(710,089,481)

Net increase (decrease)	(21,345,316)	55,753,025

Service

Shares sold	170,148,584	547,678,864
Shares issued in reinvestment of dividends and distributions	2	6
Shares redeemed	(142,139,642)	(567,515,620)

Net increase (decrease)	28,008,944	(19,836,750)

58	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Notes to Financial Statements (continued)

U.S. Treasury (concluded)	Six Months Ended September 30, 2012	Year Ended March 31, 2012
Investor A
Shares sold	5,971,137	29,755,446
Shares issued in reinvestment of dividends and distributions	2	221
Shares redeemed	(5,173,897)	(114,192,100)

Net increase (decrease)	797,242	(84,436,433)

Total Net Increase (Decrease)	7,460,870	(48,520,158)

Municipal

Institutional

Shares sold	42,583,359	125,999,629
Shares issued in reinvestment of dividends and distributions	–	166
Shares redeemed	(48,894,108)	(110,258,097)

Net increase (decrease)	(6,310,749)	15,741,698

Service

Shares sold	54,065,569	207,336,980
Shares issued in reinvestment of dividends and distributions	–	3
Shares redeemed	(71,594,992)	(185,367,359)

Net increase (decrease)	(17,529,423)	21,969,624

Hilliard Lyons

Shares sold	–	2,315,734
Shares issued in reinvestment of dividends and distributions	–	2
Shares redeemed	–	(10,745,849)

Net decrease	–	(8,430,113)

Investor A

Shares sold	1,047,170	1,096,967
Shares issued in reinvestment of dividends and distributions	–	46
Shares redeemed	(200,518)	(2,993,108)

Net increase (decrease)	846,652	(1,896,095)
Total Net Increase (Decrease)	(22,993,520)	27,385,114

New Jersey Municipal

Institutional

Shares sold	21,240,172	66,677,879
Shares issued in reinvestment of dividends and distributions	–	1
Shares redeemed	(26,191,506)	(71,467,770)

Net decrease	(4,951,334)	(4,789,890)

New Jersey Municipal (concluded)	Six Months Ended September 30, 2012	Year Ended March 31, 2012
Service
Shares sold	7,462,990	4,482,619
Shares issued in reinvestment of dividends and distributions	–	164
Shares redeemed	(4,511,630)	(7,525,634)

Net increase (decrease)	2,951,360	(3,042,851)

Investor A

Shares sold	1,458	2,002,085
Shares issued in reinvestment of dividends and distributions	–	215
Shares redeemed	(65,262)	(13,193,610)

Net decrease	(63,804)	(11,191,310)

Total Net Decrease	(2,063,778)	(19,024,051)

North Carolina Municipal

Institutional

Shares sold	86,613,556	168,544,650
Shares issued in reinvestment of dividends and distributions	1	2
Shares redeemed	(81,513,750)	(171,006,899)

Net increase (decrease)	5,099,807	(2,462,247)

Service

Shares sold	438,563	521,320
Shares redeemed	(476,416)	(594,234)

Net decrease	(37,853)	(72,914)

Investor A

Shares sold	400	12,300
Shares redeemed	(36,835)	(24,708)

Net decrease	(36,435)	(12,408)
Total Net Increase (Decrease)	5,025,519	(2,547,569)

Ohio Municipal

Institutional

Shares sold	95,780,540	663,166,536
Shares redeemed	(101,581,755)	(692,620,744)

Net decrease	(5,801,215)	(29,454,208)

Service
Shares sold	9,191,848	7,989,886
Shares redeemed	(5,477,449)	(7,523,976)

Net increase	3,714,399	465,910

BLACKROCK FUNDS	SEPTEMBER 30, 2012	59

Notes to Financial Statements (concluded)

Ohio Municipal (concluded)	Six Months Ended September 30, 2012	Year Ended March 31, 2012
Investor A
Shares sold	9,400	648,664
Shares issued in reinvestment of dividends and distributions	–	1
Shares redeemed	(10,291)	(6,032,787)

Net decrease	(891)	(5,384,122)

Total Net Decrease	(2,087,707)	(34,372,420)

Pennsylvania Municipal

Institutional

Shares sold	181,119,601	578,902,084
Shares issued in reinvestment of dividends and distributions	–	9
Shares redeemed	(174,899,598)	(617,458,417)

Net increase (decrease)	6,220,003	(38,556,324)

Service

Shares sold	12,100,529	33,885,135
Shares issued in reinvestment of dividends and distributions	–	2
Shares redeemed	(11,393,041)	(48,207,797)

Net increase (decrease)	707,488	(14,322,660)

Investor A

Shares sold	(53)	5,015,659
Shares issued in reinvestment of dividends and distributions	–	2
Shares redeemed	(6,806)	(22,376,086)

Net decrease	(6,859)	(17,360,425)

Total Net Increase (Decrease)	6,920,632	(70,239,409)

Virginia Municipal	Six Months Ended September 30, 2012	Year Ended March 31, 2012

Institutional

Shares sold	31,118,390	80,269,511
Shares issued in reinvestment of dividends and distributions	3	–
Shares redeemed	(35,702,575)	(86,345,489)

Net decrease	(4,584,182)	(6,075,978)

Service

Shares sold	–	987,371
Shares redeemed	–	(988,179)

Net decrease	–	(808)

Total Net Decrease	(4,584,182)	(6,076,786)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

60	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (“BlackRock”), the Trust’s investment advisor, on behalf of each of the Money Market Portfolios of the Trust (each, a “Fund,” and together, the “Funds”).

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-, three-and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	61

Disclosure of Investment Advisory Agreement

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Trust with respect to each Fund for a one-year term ending June 30, 2013. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management per-

sonnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that, in general, the Ohio Municipal Money Market Portfolio performed within the one basis point threshold of its Lipper Performance Universe Peer median for the one-year period reported, and the Fund performed at or above the Peer median of its Lipper Performance Universe in both of the three- and five-year periods reported.

The Board noted that, in general, the Money Market Portfolio and the U.S. Treasury Money Market Portfolio each performed within the one basis point threshold of its Lipper Performance Universe Peer median for

62	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreement

the one-year period reported, and each Fund performed at or above the Peer median of its Lipper Performance Universe in either the three- or five-year periods reported.

The Board noted that the Municipal Money Market Portfolio and the New Jersey Municipal Money Market Portfolio each performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, but that each Fund performed at or above the median of its Lipper Performance Universe in the one-year period reported.

The Board noted that the North Carolina Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio each performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, but that each Fund performed within one basis point of its Peer median for the one-year period reported.

The Board and BlackRock reviewed and discussed the reasons for the underperformance of each of the Municipal Money Market Portfolio, the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, the combination of an extremely flat yield curve and the need for greater levels of liquidity due to shrinking assets has hindered the performance of these Funds. The Board and BlackRock also discussed BlackRock’s strategy for improving the performance of these Funds and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of these Funds and to improve the Funds’ performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of the Ohio Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Fund’s Peers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of the Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual management fee ratio, after giving effect to any expense reimbursement or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	63

Disclosure of Investment Advisory Agreement

The Board noted that the U.S. Treasury Money Market Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was reasonable relative to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the Money Market Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual total expense ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual total expense ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the New Jersey Municipal Money Market Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Fund’s contractual management fee ratio was above the median contractual management fee ratio paid by the Fund’s Peers, the contractual management fee ratio was in the third quartile.

The Board also noted that with respect to the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio, the U.S. Treasury Money Market Portfolio and the Virginia Municipal Money Market Portfolio, BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable, and that with respect to the Money Market Portfolio and the Municipal Money Market Portfolio, BlackRock has contractually and/or voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets, on a class-by-class basis, as applicable. The Board further noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

Conclusion

The Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Trust, with respect to each Fund, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal

64	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreement (concluded)

counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	65

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective May 15, 2012, Ian A. MacKinnon became Trustee of the Trust. Effective May 16, 2012 Ira P. Shapiro resigned as Secretary of the Trust and Benjamin Archibald became Secretary of the Trust.

66	BLACKROCK FUNDS	SEPTEMBER 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	67

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

68	BLACKROCK FUNDS	SEPTEMBER 30, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets
Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock Euro Fund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Allocation Fund†

BlackRock Global Dividend Income Portfolio

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Managed Volatility Portfolio†

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Multi-Asset Income Portfolio†

BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio BlackRock Total Return Fund BlackRock US Government Bond Portfolio BlackRock US Mortgage Portfolio BlackRock World Income Fund

Municipal Fixed Income Funds
BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	LifePath Active Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	SEPTEMBER 30, 2012	69

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-9/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 3, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 3, 2012

4